Income Taxes (Schedule Of Federal And State Income Taxed Charged To Income) (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Income tax expense	$ (3,909)	$ (5,214)	$ 14,715	$ 21,859	$ 28,941
Charged To Utility Operating Expense [Member]
Income Taxes [Line Items]
Current income taxes, Federal			(14,222)	22,539	28,100
Current income taxes, State			(3,716)	6,026	8,218
Total current income taxes			(17,938)	28,565	36,318
Deferred income taxes, Federal			24,885	(6,920)	(7,286)
Deferred income taxes, State			7,768	214	(91)
Total deferred income taxes			32,653	(6,706)	(7,377)
Indianapolis Power And Light Company
Income Taxes [Line Items]
Income tax expense	$ 5,688	$ 6,545	25,666	32,887	39,305
Indianapolis Power And Light Company | Charged To Utility Operating Expense [Member]
Income Taxes [Line Items]
Current income taxes, Federal			1,816	31,286	36,353
Current income taxes, State			268	8,185	10,325
Total current income taxes			2,084	39,471	46,678
Deferred income taxes, Federal			17,631	(6,822)	(7,283)
Deferred income taxes, State			5,951	238	(90)
Total deferred income taxes			23,582	(6,584)	(7,373)
Income tax expense			$ 25,666	$ 32,887	$ 39,305